Fees Summary	Mar. 25, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 100,507,463.70
Previously Paid Amount	0.00
Total Fee Amount	13,880.08
Total Offset Amount	0.00
Net Fee	$ 13,880.08